Segment Information - Schedule of Revenues by Service Lines (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Revenues by Service Lines [Line Items]
Total revenue	$ 172,211,331	$ 164,481,414	$ 142,812,726
IT consulting service [Member]
Schedule of Revenues by Service Lines [Line Items]
Total revenue	164,064,793	158,790,921	136,844,784
Customized IT solution service [Member]
Schedule of Revenues by Service Lines [Line Items]
Total revenue	5,949,195	2,781,538	3,147,593
Other [Member]
Schedule of Revenues by Service Lines [Line Items]
Total revenue	531,790	894,598	1,825,961
IT services subtotal [Member]
Schedule of Revenues by Service Lines [Line Items]
Total revenue	170,545,778	162,467,057	141,818,338
Academic education service [Member]
Schedule of Revenues by Service Lines [Line Items]
Total revenue	1,665,553	2,047,049	1,042,832
Inter-segment [Member]
Schedule of Revenues by Service Lines [Line Items]
Total revenue		$ (32,692)	$ (48,444)